Summary of Significant Accounting Policies and Other Items - Impairment of Long-Lived Assets and Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset impairment charges
Impairment charges of long-lived assets	$ 0	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0